Kinetics Portfolios Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

April 28, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

RE:    Kinetics Portfolios Trust (the “Trust”)
    Registration No. 811-09923

Ladies and Gentlemen:

On behalf of the Trust, I have transmitted herewith for filing pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, Amendment No. 39 to the Trust’s Registration Statement on Form N-1A. This Amendment No. 39 to the Registration Statement of the Trust is being filed to update annual Registration Statement.

Questions and comments concerning the Amendment may be directed to the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott A. Resnick
Scott A. Resnick
For U.S. Bank Global Fund Services

Enclosures